Partnerships in E&P activities (Policies)	12 Months Ended
Dec. 31, 2022
Partnerships In Ep Activities
Accounting policy for joint operations

Accounting policy for joint operations

The E&P partnerships are classified as joint operations, where the assets, liabilities, revenues and expenses relating to these partnerships are accounted for in the financial statements individually, observing the applicable specific accounting policies and reflecting the portion of the contractual rights and obligations that the company has.

28.1.	Unitization Agreements

Petrobras has Production Individualization Agreements (AIP) signed in Brazil with partner companies in E&P consortia, as well as contracts resulting from divestment operations and strategic partnerships related to these consortia. These agreements result in reimbursements payable to (or receivable from) partners regarding expenses and production volumes mainly related to Agulhinha, Albacora Leste, Berbigão, Budião Noroeste, Budião Sudeste, Caratinga, Sururu and Tartaruga.

Berbigão, Sururu, Albacora Leste and others

The table below presents changes in the reimbursements payable relating to the execution of the AIP submitted to the approval of the ANP:

	2022	2021
Opening balance	364	370
Additions/(Write-offs) on PP&E	(7)	(64)
Other income and expenses	26	84
Translation adjustments	24	(26)
Closing balance	407	364

In 2022, these agreements resulted in additions and write-offs in PP&E, in addition to other income and expenses, reflecting the best available estimate of the assumptions used in the calculation base and the sharing of assets in areas to be equalized.

Accounting Policy for unitization agreements

Accounting Policy for unitization agreements

A unitization agreement occurs when a reservoir extends across two or more license or contract areas. In this case, partners pool their individual interests in return for an interest in the overall unit and determine their new stake in the single producing unit.

Events that occurred prior to the unitization agreement may lead to the need for compensation between the partners. At the signing of the AIP, an amount to be reimbursed to the Company will be recognized as an asset only when there is a contractual right to reimbursement or when the reimbursement is practically certain. An amount to be reimbursed by the Company will be recognized as a liability when it derives from a contractual obligation or, when the outflow of funds is deemed probable and the amount can be reliable estimated.